Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 416	$ 518
Provision for credit losses
Originations	30	30
Maturities	(10)	(10)
Changes in risk, parameters and exposures	(26)	(5)
Write-offs	(10)	(9)
Recoveries	5	2
Exchange rate and other	4	(14)
Balance at end of period	409	512
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	186	206
Provision for credit losses
Transfers to Stage 1	24	74
Transfers to Stage 2	(2)	(6)
Transfers to Stage 3	(1)
Originations	30	30
Maturities	(7)	(6)
Changes in risk, parameters and exposures	(44)	(104)
Exchange rate and other	1	(2)
Balance at end of period	187	192
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	92	160
Provision for credit losses
Transfers to Stage 1	(19)	(69)
Transfers to Stage 2	2	8
Transfers to Stage 3	(7)	(13)
Maturities	(3)	(4)
Changes in risk, parameters and exposures	19	86
Exchange rate and other	1	(6)
Balance at end of period	85	162
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	138	152
Provision for credit losses
Transfers to Stage 1	(5)	(5)
Transfers to Stage 2		(2)
Transfers to Stage 3	8	13
Changes in risk, parameters and exposures	(1)	13
Write-offs	(10)	(9)
Recoveries	5	2
Exchange rate and other	2	(6)
Balance at end of period	$ 137	$ 158